Loans And Leases (Activity In ALLL By Portfolio Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 7,138	$ 7,012
Addition to (reduction in) provision for loan losses	10,915
Charge-offs	(1,094)	(36)
Recoveries	63	162
Ending balance	17,022	7,138
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,054	1,819
Addition to (reduction in) provision for loan losses	2,005	235
Charge-offs	(648)
Recoveries	15
Ending balance	3,426	2,054
Single-Family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	948	1,061
Addition to (reduction in) provision for loan losses	745	(120)
Charge-offs	(425)
Recoveries	31	7
Ending balance	1,299	948
Multi-Family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	447	612
Addition to (reduction in) provision for loan losses	20	(165)
Charge-offs
Recoveries
Ending balance	467	447
Real Estate Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,604	2,274
Addition to (reduction in) provision for loan losses	6,580	225
Charge-offs
Recoveries		105
Ending balance	9,184	2,604
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	759	739
Addition to (reduction in) provision for loan losses	1,495	20
Charge-offs
Recoveries
Ending balance	2,254	759
Home Equity Line Of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	265	410
Addition to (reduction in) provision for loan losses	15	(195)
Charge-offs	(21)
Recoveries	17	50
Ending balance	276	265
Other Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	61	97
Addition to (reduction in) provision for loan losses	55
Charge-offs		(36)
Recoveries
Ending balance	$ 116	$ 61